UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $      609,544
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PENN WEST ENERGY TR            TR UNIT         707885109     9198   384,800 SH       SOLE                  384,800      0    0
ENERPLUS RES FD                UNIT TR G NEW   29274D604     3413   111,000 SH       SOLE                  111,000      0    0
ACERGY S A                     SPONSORED ADR   00443E104     1237    50,800 SH       SOLE                   50,800      0    0
ALBEMARLE CORP                 COM             012653101     8969   160,800 SH       SOLE                  160,800      0    0
ALPHA NATURAL RESOURCES INC    COM             02076X102      990    16,500 SH       SOLE                   16,500      0    0
APACHE CORP                    COM             037411105    39227   329,000 SH       SOLE                  329,000      0    0
BAKER HUGHES INC               COM             057224107    25401   444,300 SH       SOLE                  444,300      0    0
BASIC ENERGY SVCS INC NEW      COM             06985P100     2106   127,800 SH       SOLE                  127,800      0    0
BRIGHAM EXPLORATION CO         COM             109178103     6655   244,300 SH       SOLE                  244,300      0    0
CF INDS HLDGS INC              COM             125269100     3352    24,800 SH       SOLE                   24,800      0    0
CABOT OIL & GAS CORP           COM             127097103    26616   703,200 SH       SOLE                  703,200      0    0
CAMERON INTERNATIONAL CORP     COM             13342B105     9897   195,100 SH       SOLE                  195,100      0    0
CELANESE CORP DEL              COM SER A       150870103     6847   166,300 SH       SOLE                  166,300      0    0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH 167250109     2852    86,700 SH       SOLE                   86,700      0    0
CIMAREX ENERGY CO              COM             171798101    18733   211,600 SH       SOLE                  211,600      0    0
CLIFFS NATURAL RESOURCES INC   COM             18683K101     5976    76,600 SH       SOLE                   76,600      0    0
CLOUD PEAK ENERGY INC          COM             18911Q102     2755   118,600 SH       SOLE                  118,600      0    0
CONCHO RES INC                 COM             20605P101    22269   254,015 SH       SOLE                  254,015      0    0
DEVON ENERGY CORP NEW          COM             25179M103     8628   109,900 SH       SOLE                  109,900      0    0
DRESSER-RAND GROUP INC         COM             261608103     6533   153,400 SH       SOLE                  153,400      0    0
DU PONT E I DE NEMOURS & CO.   COM             263534109     4619    92,600 SH       SOLE                   92,600      0    0
ENI S P A                      SPONSORED ADR   26874R108    13975   319,500 SH       SOLE                  319,500      0    0
EQT CORP                       COM             26884L109     3892    86,800 SH       SOLE                   86,800      0    0
EXCO RESOURCES INC             COM             269279402     3787   195,000 SH       SOLE                  195,000      0    0
EASTMAN CHEM CO                COM             277432100     5238    62,300 SH       SOLE                   62,300      0    0
ENCANA CORP                    COM             292505104     7166   246,100 SH       SOLE                  246,100      0    0
ENERGEN CORP                   COM             29265N108    16959   351,400 SH       SOLE                  351,400      0    0
ENSCO PLC                      SPONSORED ADR   29358Q109    18816   352,500 SH       SOLE                  352,500      0    0
GARDNER DENVER INC             COM             365558105     1012    14,700 SH       SOLE                   14,700      0    0
HELIX ENERGY SOLUTIONS GROUP I COM             42330P107     1583   130,400 SH       SOLE                  130,400      0    0
HELMERICH & PAYNE INC          COM             423452101     8421   173,700 SH       SOLE                  173,700      0    0
HESS CORP                      COM             42809H107    19740   257,900 SH       SOLE                  257,900      0    0
HOLLY CORP                     COM PAR $0.01   435758305     7310   179,300 SH       SOLE                  179,300      0    0
JACOBS ENGR GROUP INC DEL      COM             469814107     1389    30,300 SH       SOLE                   30,300      0    0
MASTEC INC                     COM             576323109      152    10,400 SH       SOLE                   10,400      0    0
MCDERMOTT INTL INC             COM             580037109     1887    91,216 SH       SOLE                   91,216      0    0
MURPHY OIL CORP                COM             626717102    47511   637,301 SH       SOLE                  637,301      0    0
NATIONAL OILWELL VARCO INC     COM             637071101    19139   284,600 SH       SOLE                  284,600      0    0
NEWFIELD EXPL CO               COM             651290108    19255   267,020 SH       SOLE                  267,020      0    0
OIL STS INTL INC               COM             678026105     7455   116,317 SH       SOLE                  116,317      0    0
PATRIOT COAL CORP              COM             70336T104     4000   206,500 SH       SOLE                  206,500      0    0
PATTERSON-UTI ENERGY INC       COM             703481101    11161   517,900 SH       SOLE                  517,900      0    0
PIONEER DRILLING CO            COM             723655106     1322   150,000 SH       SOLE                  150,000      0    0
PLAINS EXPL& PRODTN CO         COM             726505100    22752   707,900 SH       SOLE                  707,900      0    0
QUANTA SVCS INC                COM             74762E102     6125   307,500 SH       SOLE                  307,500      0    0
ROWAN COS INC                  COM             779382100    13632   390,500 SH       SOLE                  390,500      0    0
SM ENERGY CO                   COM             78454L100     5551    94,200 SH       SOLE                   94,200      0    0
SCHLUMBERGER LTD               COM             806857108    15122   181,100 SH       SOLE                  181,100      0    0
SUPERIOR ENERGY SVCS INC       COM             868157108     5646   161,367 SH       SOLE                  161,367      0    0
SWIFT ENERGY CO COM STK        COM             870738101     8171   208,700 SH       SOLE                  208,700      0    0
TALISMAN ENERGY INC            COM             87425E103    31155 1,404,100 SH       SOLE                1,404,100      0    0
TARGA RES CORP                 COM             87612G101     1177    43,900 SH       SOLE                   43,900      0    0
TIDEWATER INC                  COM             886423102      641    11,900 SH       SOLE                   11,900      0    0
TOTAL S A                      SPONSORED ADR   89151E109     2556    47,800 SH       SOLE                   47,800      0    0
VALERO ENERGY CORP NEW         COM             91913Y100     9359   404,800 SH       SOLE                  404,800      0    0
WALTER ENERGY INC              COM             93317Q105     5152    40,300 SH       SOLE                   40,300      0    0
WHITING PETE CORP NEW          COM             966387102    22845   194,939 SH       SOLE                  194,939      0    0
NABORS INDUSTRIES LTD          COM             G6359F103    20408   869,900 SH       SOLE                  869,900      0    0
FOSTER WHEELER AG              COM             H27178104     1809    52,400 SH       SOLE                   52,400      0    0
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